UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $90,031 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     5559    65928 SH       SOLE                    65928        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     4802   133272 SH       SOLE                   133272        0        0
AMPCO-PITTSBURGH CORP          COM              032037103     2762    72439 SH       SOLE                    72439        0        0
APPLIED MATLS INC              COM              038222105     5063   285081 SH       SOLE                   285081        0        0
BORDERS GROUP INC              COM              099709107     1378   129350 SH       SOLE                   129350        0        0
CHINACAST EDU CORP             COM              16946T109     1228   179473 SH       SOLE                   179473        0        0
COLGATE PALMOLIVE CO           COM              194162103     4668    59883 SH       SOLE                    59883        0        0
CULP INC                       COM              230215105     4393   631155 SH       SOLE                   631155        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     2305    97352 SH       SOLE                    97352        0        0
DST SYS INC DEL                COM              233326107     5177    62711 SH       SOLE                    62711        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     4654    52513 SH       SOLE                    52513        0        0
GEVITY HR INC                  COM              374393106     1300   169050 SH       SOLE                   169050        0        0
HOME DEPOT INC                 COM              437076102     2820   104681 SH       SOLE                   104681        0        0
LAM RESEARCH CORP              COM              512807108     3767    87127 SH       SOLE                    87127        0        0
MAXIMUS INC                    COM              577933104     3628    93960 SH       SOLE                    93960        0        0
MEADOW VY CORP                 COM              583185103     3535   277701 SH       SOLE                   277701        0        0
MIDAS GROUP INC                COM              595626102     3933   268277 SH       SOLE                   268277        0        0
MOLDFLOW CORP                  COM              608507109      912    56600 SH       SOLE                    56600        0        0
NIKE INC                       CL B             654106103     3451    53719 SH       SOLE                    53719        0        0
OMNOVA SOLUTIONS INC           COM              682129101     2469   559933 SH       SOLE                   559933        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     1382    90000 SH       SOLE                    90000        0        0
QUANTUM CORP                   COM DSSG         747906204     3071  1141455 SH       SOLE                  1141455        0        0
ROSS STORES INC                COM              778296103     3910   152922 SH       SOLE                   152922        0        0
SYMANTEC CORP                  COM              871503108     3624   224560 SH       SOLE                   224560        0        0
TALBOTS INC                    COM              874161102     1797   152000 SH       SOLE                   152000        0        0
TYLER TECHNOLOGIES INC         COM              902252105     2578   200000 SH       SOLE                   200000        0        0
WINDSTREAM CORP                COM              97381W104     3401   261195 SH       SOLE                   261195        0        0
YUM BRANDS INC                 COM              988498101     2464    64392 SH       SOLE                    64392        0        0